Financial Instruments and Financial Risk Management - Summary of Derivatives Not Designated as Hedging Instruments and Embedded Derivatives (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about financial instruments [line items]
Settlement pricing adjustments	$ 23	$ (341)
Swap contract | Zinc
Disclosure of detailed information about financial instruments [line items]
Settlement pricing adjustments	(23)	15
Swap contract | Lead (pounds in millions)
Disclosure of detailed information about financial instruments [line items]
Settlement pricing adjustments	(9)	3
Swap contract | Copper
Disclosure of detailed information about financial instruments [line items]
Settlement pricing adjustments	(1)	0
Settlement receivables and payables (Note 10)
Disclosure of detailed information about financial instruments [line items]
Settlement pricing adjustments	39	(371)
Current derivative financial assets	1,300	1,100
Embedded Derivatives | Zinc
Disclosure of detailed information about financial instruments [line items]
Settlement pricing adjustments	5	27
Embedded Derivatives | Gold
Disclosure of detailed information about financial instruments [line items]
Settlement pricing adjustments	12	(8)
Embedded Derivatives | Silver
Disclosure of detailed information about financial instruments [line items]
Settlement pricing adjustments	4	(2)
Variable consideration
Disclosure of detailed information about financial instruments [line items]
Settlement pricing adjustments	$ (4)	$ (5)